Earnings and Dividends Per Common Share, Dividends Declared Per Common Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share, Basic and Diluted, Other Disclosures [Abstract]
Dividends declared per common share (in dollars per share)	$ 1.70	$ 1.50	$ 1.30